INVESTMENT MANAGERS SERIES TRUST

ZACKS MARKET NEUTRAL FUND

SUPPLEMENT DATED DECEMBER 8, 2008
TO THE PROSPECTUS DATED JULY 24, 2008

Please file this Prospectus Supplement with your records.

The following is added under the section entitled “Redemption of Shares” after the third full paragraph beginning on page 23 of the Prospectus:

The redemption fee will not be charged in connection with the following exchange or redemption transactions:

•	transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability;
•	transactions involving hardship of any registered shareholder;
•	systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments;
•	transactions involving shares purchased through the reinvestment of dividends or other distributions;
•
transactions initiated by the Fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of a Fund);

•	transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the Fund or its agents in their sole discretion);
•
redemptions effected pursuant to asset allocation programs, wrap fee programs, and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals; or

•	redemptions representing the return of excess contributions in retirement accounts.

The Fund reserves the right to withdraw waivers, and to modify or terminate these waivers of the redemption fee at any time.

INVESTMENT MANAGERS SERIES TRUST

ZACKS MULTI-CAP OPPORTUNITIES FUND

SUPPLEMENT DATED DECEMBER 8, 2008
TO THE PROSPECTUS DATED APRIL 1, 2008

Please file this Prospectus Supplement with your records.

The following is added under the section entitled “Redemption of Shares” after the third full paragraph beginning on page 21 of the Prospectus:

The redemption fee will not be charged in connection with the following exchange or redemption transactions:

•	transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability;
•	transactions involving hardship of any registered shareholder;
•	systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments;
•	transactions involving shares purchased through the reinvestment of dividends or other distributions;
•
transactions initiated by the Fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of a Fund);

•	transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the Fund or its agents in their sole discretion);
•
redemptions effected pursuant to asset allocation programs, wrap fee programs, and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals; or

•	redemptions representing the return of excess contributions in retirement accounts.

The Fund reserves the right to withdraw waivers, and to modify or terminate these waivers of the redemption fee at any time.